UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21778

Arden Sage Multi-Strategy Fund, L.L.C.

(Exact name of registrant as specified in charter)

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments

Arden Sage Multi-Strategy Fund, L.L.C (the “Fund”) invests substantially all of its assets in Arden Sage Multi-Strategy Master Fund, L.L.C (the “Master Fund”). As of June 30, 2012, the Fund owned 55.8% of the Master Fund. The Master Fund’s consolidated schedule of investments in Portfolio Funds is listed below.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

June 30, 2012

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**

Equity (Long/Short) - Variable Exposure:
Cobalt Partners L.P.	$8,593,394	$9,181,554	4.07%	Semi-Annually
Highline Capital Partners QP, L.P.	6,163,388	6,637,165	2.94%	Quarterly
JHL Capital Group Fund Ltd.	5,421,005	5,603,419	2.48%	Quarterly
Lakewood Capital Partners, L.P.	8,907,744	9,873,075	4.37%	Quarterly
Newbrook Capital Partners L.P.	5,500,000	5,648,516	2.50%	Quarterly
Pennant Windward Offshore Fund, Ltd.	12,032,720	13,875,940	6.15%	Quarterly
PFM Diversified Fund, L.P.	7,239,249	7,143,574	3.16%	Quarterly
PFM Meritage Fund, L.P.	3,850,922	3,626,708	1.61%	Quarterly

Total Equity (Long/Short) - Variable Exposure	57,708,422	61,589,951	27.28%

Multi - Event Driven:
Elliott International, Ltd.	12,402,553	13,901,375	6.16%	Quarterly
Empyrean Capital Overseas Fund, Ltd.	7,214,005	7,190,148	3.18%	Quarterly
Eton Park Fund, L.P.	784,893	1,006,880	0.45%	Annually
Eton Park Overseas Ltd.	1,693,189	1,660,051	0.73%	Annually
Fir Tree Value Fund II, L.P.	8,488,366	9,571,552	4.24%	Quarterly
Greywolf Capital Overseas Fund	34,520	34,383	0.02%	‡
Greywolf Capital Partners II, L.P.(1)	64,550	41,525	0.02%	‡
Magnetar Capital, Ltd.	632,771	692,917	0.31%	†
Magnetar Capital Fund, L.P.(1)	309,805	330,261	0.15%	‡
Magnetar SPV LLC	239,014	212,461	0.09%	†
Perry Partners International	157,801	168,977	0.07%	‡
Taconic Opportunities Fund, L.P.(1)	50,505	63,525	0.03%	‡
Wexford Offshore Spectrum Fund	39,969	27,595	0.01%	‡
Wexford Spectrum Fund I, L.P.(1)	126,228	94,499	0.04%	†

Total Multi - Event Driven	32,238,169	34,996,149	15.50%

Equity - Event:
Altima Global Special Situations Fund, Ltd.	1,608,465	1,505,579	0.67%	‡
BHR Master Fund, Ltd.	6,732,742	7,787,502	3.45%	Quarterly
Broad Peak Fund, Ltd.	40,297	8,543	0.00%	†
Covalent Capital Partners (Offshore), L.P.	6,034,424	5,748,442	2.55%	Quarterly
Luxor Capital Partners, L.P.	8,092,384	8,136,252	3.60%	Quarterly
Montrica Global Opportunities Fund, L.P.(1)	407,832	337,064	0.15%	†
Octavian Global Fund, L.P.	499,630	398,065	0.18%	‡
Octavian Global Fund, Ltd.	335,866	343,869	0.15%	‡
Owl Creek II L.P.	1,853,758	1,692,057	0.75%	Quarterly
Owl Creek Overseas Fund, Ltd.	1,277,676	1,281,699	0.57%	Quarterly

Total Equity - Event	26,883,074	27,239,072	12.07%

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2012

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**

Equity (Long/Short) - Sector/Region:
Artha Emerging Markets Fund, L.P.	$4,291,935	$4,202,559	1.86%	Quarterly
Criterion Horizons Fund, L.P.	9,345,949	10,048,465	4.45%	Monthly
Kylin Fund, L.P.	8,083,588	7,760,880	3.44%	Quarterly

Total Equity (Long/Short) - Sector/Region	21,721,472	22,011,904	9.75%

Equity (Market Neutral) - Fundamental/Trading:
Citadel Global Equities Fund, Ltd.	8,500,000	9,262,643	4.10%	Monthly
Level Global L.P.	87,458	91,338	0.04%	‡
Millennium International, Ltd.	8,500,000	8,950,432	3.97%	Quarterly

Total Equity (Market Neutral) Fundamental/Trading	17,087,458	18,304,413	8.11%

Fixed Income Relative Value:
Bluecrest Capital International, Ltd.	5,000,000	5,118,347	2.27%	Quarterly
Brevan Howard Multi-Strategy Fund, L.P.(1)	3,535,310	3,528,386	1.56%	Monthly
Pelagus Capital Fund Inc.	6,060,718	6,285,784	2.78%	Monthly
The Drake Absolute Return Fund, L.P.	286,714	283,652	0.13%	†

Total Fixed Income Relative Value	14,882,742	15,216,169	6.74%

Discretionary Global:
Caxton Global Investments, Ltd.	6,000,000	5,750,540	2.55%	Quarterly
QFR Victoria Fund, Ltd.	6,704,744	6,999,106	3.10%	Quarterly
Woodbine Capital Fund, Ltd.	2,340,969	2,169,314	0.96%	Quarterly

Total Discretionary Global	15,045,713	14,918,960	6.61%

Stressed / Distressed Credit:
Cerberus International, Ltd.	2,294,323	2,506,161	1.11%	†
Cerberus SPV, LLC	3,324,001	3,178,465	1.41%	†
Credit Distressed Blue Line Fund, L.P.	446,246	410,139	0.18%	†
Credit Distressed Blue Line Offshore Fund, Ltd.	881,484	592,080	0.26%	Quarterly
York Credit Opportunities Fund, L.P.	5,228,698	6,186,787	2.74%	Semi-Annually

Total Stressed / Distressed Credit	12,174,752	12,873,632	5.70%

Credit - Event:
Anchorage Capital Partners, L.P.	36,350	37,923	0.02%	‡
Dune Capital, L.P.(1)	215,409	169,588	0.08%	†
Dune Capital International, Ltd.	76,752	80,577	0.04%	‡
Fortress Value Recovery Fund I, Ltd.	32,198	27,772	0.01%	†
Redwood Domestic Fund, L.P.(1)	190,032	269,395	0.12%	Bi-Annually
Redwood Offshore Fund, Ltd.	8,460,617	10,504,762	4.65%	Bi-Annually
Silver Point Capital Fund, L.P.(1)	572,190	884,763	0.39%	‡

Total Credit - Event	9,583,548	11,974,780	5.31%

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2012

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**

Credit - Relative Value:
Claren Road Credit Fund, Ltd.	$8,500,000	$8,507,309	3.77%	Quarterly
Sorin Offshore Fund, Ltd.	45,816	51,569	0.02%	†

Total Credit - Relative Value	8,545,816	8,558,878	3.79%

Convertible Arbitrage:
Linden Investors, L.P.	6,129,447	6,093,744	2.70%	Quarterly

Tail Hedge:
Man Systematic TailProtect Offshore Fund, Ltd.	2,750,000	2,599,805	1.15%	Monthly

Multi - Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.(1)	548,908	377,252	0.17%	‡

Total Portfolio Funds	225,299,521	236,754,709	104.88%

Cash Equivalent:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%(2)	1,666,311	1,666,311	0.74%	Daily

Total Cash Equivalent	1,666,311	1,666,311	0.74%

Total Investments(3)	$226,965,832	$238,421,020	105.62%

*	Percentages are based on Members’ Capital at the end of the period of $225,742,014.
**	Liquidity terms shown apply after initial lock-up provisions.
†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.
‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be estimated.
(1)	Portfolio Fund is held by Arden Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund.
(2)	The rate shown is the 7-day effective yield as of June 30, 2012.
(3)

The Master Fund has established a line of credit agreement with Societe Generale that is collateralized by a security interest in the Master Fund’s custody account. For more information regarding the line of credit, please refer to the Master Fund’s most recent annual financial statements.

At June 30, 2012, the aggregate cost of investments for tax purposes was $225,299,521. Net unrealized appreciation on investments for tax purposes was $11,455,188 consisting of $14,402,579 of gross unrealized appreciation and ($2,947,391) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 104.88% of Members’ Capital, have been fair valued.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2012

The following table summarizes the valuation of the Master Fund’s investments fair value hierarchy levels as of June 30, 2012.

Investments by investment strategy:	Level 1	Level 2	Level 3	Total
Equity (Long/Short) - Variable Exposure	$-	$46,804,978	$14,784,973	$61,589,951
Multi - Event Driven	-	9,571,552	25,424,597	34,996,149
Equity - Event	-	13,535,944	13,703,128	27,239,072
Equity (Long/Short) - Sector/Region	-	22,011,904	-	22,011,904
Equity (Market Neutral) - Fundamental/Trading	-	-	18,304,413	18,304,413
Fixed Income Relative Value	-	14,932,517	283,652	15,216,169
Discretionary Global	-	14,918,960	-	14,918,960
Stressed / Distressed Credit	-	-	12,873,632	12,873,632
Credit - Event	-	-	11,974,780	11,974,780
Credit - Relative Value	-	8,507,309	51,569	8,558,878
Convertible Arbitrage	-	-	6,093,744	6,093,744
Tail Hedge	-	2,599,805	-	2,599,805
Multi - Relative Value	-	-	377,252	377,252

Total investments by investment strategy	$-	$132,882,969	$103,871,740	$236,754,709

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by investment strategy	Balance as of 3/31/12	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers out of strategy	Transfers into strategy	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/12
Equity (Long/Short) - Variable Exposure	$5,751,131	$179,365	$(557,765)	$-	$(2,800,000)	$-	$-	$12,212,242	$-	$14,784,973
Multi - Event Driven	25,957,165	(550)	(6,110)	255,555	(781,463)	-	-	-	-	25,424,597
Equity - Event	24,767,703	(72,022)	(761,518)	-	(2,275,356)	-	-	-	(7,955,679)	13,703,128
Equity (Long/Short) - Sector/Region	9,870,439	-	-	-	-	-	-	-	(9,870,439)	-
Equity (Market Neutral) - Fundamental/Trading	17,925,226	-	379,187	-	-	-	-	-	-	18,304,413
Fixed Income Relative Value	10,180,399	-	2,793	-	-	-	-	-	(9,899,540)	283,652
Discretionary Global	4,047,760	-	-	-	-	-	-	-	(4,047,760)	-
Stressed / Distressed Credit	7,300,874	(7,014)	(242,023)	-	(464,728)	-	-	6,286,523	-	12,873,632
Credit - Event	11,919,678	10,073	81,835	-	(36,806)	-	-	-	-	11,974,780
Credit - Relative Value	-	-	37	-	-	-	51,532	-	-	51,569
Convertible Arbitrage	8,837,728	(14,647)	(229,337)	-	(2,500,000)	-	-	-	-	6,093,744
Multi - Relative Value	661,083	-	(283,831)	-	-	-	-	-	-	377,252
Tactical / Other	51,532	-	-	-	-	(51,532)	-	-	-	-

Total	$127,270,718	$95,205	$ (1,616,732)	$255,555	$ (8,858,353)	$ (51,532)	$51,532	$18,498,765	$ (31,773,418)	$103,871,740

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

June 30, 2012

Investments by investment strategy:	The amount of gains/(losses) included in gain/(loss) attributable to the change in unrealized gains/(losses) relating to assets still held at 6/30/12

Equity (Long/Short) - Variable Exposure	$(557,765)
Multi - Event Driven	(6,110)
Equity - Event	(761,518)
Equity (Market Neutral) - Fundamental/Trading	379,187
Fixed Income Relative Value	2,793
Stressed / Distressed Credit	(242,023)
Credit - Event	81,835
Credit - Relative Value	37
Convertible Arbitrage	(229,337)
Multi - Relative Value	(283,831)

Total	$(1,616,732)

The Master Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. The net Level 3 transfers in/(out) noted above are due to a change in liquidity of the underlying Portfolio Funds between the measurement dates. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended June 30, 2012.

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.

For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent annual financial statements.

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Arden Sage Multi-Strategy Fund, L.L.C.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: August 29, 2012

By (Signature and Title)*	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer

Date: August 29, 2012

*	Print the name and title of each signing officer under his or her signature.